DEBT AND CREDIT FACILITIES 10 (Details) (Debt Instrument, Luz Del Sur [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Other Long Term Debt, Due September 24 2015 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 14
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.35%
Other Long Term Debt, Due June 22 2015 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	7
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.10%
Other Long Term Debt, Due July 15 2016 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	31
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.05%
Other Long Term Debt, Due December 27 2016 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	36
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.00%
Other Long Term Debt, Due February 2022 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	7.41%
Other Long Term Debt, Due June 5 2024 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	50
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.69%
Other Long Term Debt, Due September 2029 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 50
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.88%